Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097

770.497.9100

February 1, 2018

P2 Master Trust A
40 West 57th Street, 15th Floor
New York, NY 10019

RE: Progress Residential 2018-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by P2 Master Trust A (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the Properties or any other collateral securing the Mortgage Loan,

iii.	Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 5 of 226 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Charles Chacko
Name:	Charles Chacko
Title:	Partner

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Schedule I

CLIENT CODE	PROPERTY ADDRESS	RESULT
FREO229888-18.1	2915 S HARTLAND DR	APPARENT HOA
FREO237430-18.1	1424 ASTRONOMY CIR	APPARENT HOA
FREO233166-18.1	111 STREAMSIDE DR	APPARENT HOA
FREO232425-18.1	504 MULBERRY LN	APPARENT HOA
FREO231666-18.1	501 W. HUNTERS LANE	APPARENT HOA
FREO175035-18.1	1541 E ERIE ST	NON-APPARENT HOA
FREO235586-18.1	12741 W SWEETWATER AVE	NON-APPARENT HOA
FREO233791-18.1	7384 W COLTER ST	NON-APPARENT HOA
FREO234381-18.1	601 N PIEDRA	NON-APPARENT HOA
FREO236088-18.1	5539 E ELENA AVE	NON-APPARENT HOA
FREO218606-18.1	11232 W RUTH AVE	NON-APPARENT HOA
FREO232080-18.1	205 MORNINGVIEW DR	NON-APPARENT HOA
FREO232242-18.1	121 SE 17TH TER	NON-APPARENT HOA
FREO232387-18.1	909 SW 9TH AVE	NON-APPARENT HOA
FREO232449-18.1	4510 SW 7TH AVE	NON-APPARENT HOA
FREO232487-18.1	2210 SE 15TH ST	NON-APPARENT HOA
FREO232532-18.1	162 SE 19TH ST	NON-APPARENT HOA
FREO232548-18.1	413 SE 3RD TER	NON-APPARENT HOA
FREO232810-18.1	610 SW 26TH TER	NON-APPARENT HOA
FREO232811-18.1	914 SW 25TH ST	NON-APPARENT HOA
FREO232927-18.1	504 SE 17TH PL	NON-APPARENT HOA
FREO233057-18.1	1514 SW 19TH AVE	NON-APPARENT HOA
FREO233683-18.1	1320 SE 2ND ST	NON-APPARENT HOA
FREO233871-18.1	845 SW 37TH LN	NON-APPARENT HOA
FREO234047-18.1	816 SW 37TH ST	NON-APPARENT HOA
FREO234235-18.1	1927 SE 5TH ST	NON-APPARENT HOA
FREO234333-18.1	1729 SW 21ST ST	NON-APPARENT HOA
FREO234391-18.1	2548 SURFSIDE BLVD	NON-APPARENT HOA

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FREO234393-18.1	1911 SE 13TH TER	NON-APPARENT HOA
FREO234590-18.1	427 SE 18TH ST	NON-APPARENT HOA
FREO234615-18.1	1828 SW 4TH AVE	NON-APPARENT HOA
FREO218692-18.1	728 CALICO JACK WAY	NON-APPARENT HOA
FREO235183-18.1	2505 AMBROSIA DR	NON-APPARENT HOA
FREO231748-18.1	2201 GEORGE WYTHE RD	NON-APPARENT HOA
FREO233301-18.1	574 ROBERT LIVINGSTON ST	NON-APPARENT HOA
FREO218913-18.1	10693 EAGLET CT	NON-APPARENT HOA
FREO231718-18.1	10914 HORSE TRACK DR (2)	NON-APPARENT HOA
FREO233695-18.1	11053 KNOTTINGBY DR	NON-APPARENT HOA
FREO233851-18.1	12318 WINDSTREAM LN	NON-APPARENT HOA
FREO234173-18.1	3256 ASHRIDGE DR	NON-APPARENT HOA
FREO235786-18.1	8384 KNOTTS LANDING DR E	NON-APPARENT HOA
FREO237045-18.1	3834 OLYMPIC LN	NON-APPARENT HOA
FREO247902-18.1	11471 LUMBERJACK CIR W	NON-APPARENT HOA
FREO196040-18.1	2461 STATLER AVE	NON-APPARENT HOA
FREO219309-18.1	1266 BENTLEY AVE	NON-APPARENT HOA
FREO232905-18.1	1310 COOLMONT DR	NON-APPARENT HOA
FREO234582-18.1	11742 LYNN BROOK CIR	NON-APPARENT HOA
FREO235169-18.1	119 SW 11TH TER	NON-APPARENT HOA
FREO235170-18.1	21 SE 20TH PL	NON-APPARENT HOA
FREO235171-18.1	1427 SE 12TH ST	NON-APPARENT HOA
FREO235594-18.1	103 SW 19TH LN	NON-APPARENT HOA
FREO235674-18.1	1103 SW 40TH TER	NON-APPARENT HOA
FREO235738-18.1	2002 SE 12TH ST	NON-APPARENT HOA
FREO235747-18.1	203 NE 9TH AVE	NON-APPARENT HOA
FREO235748-18.1	4222 SW 13TH AVE	NON-APPARENT HOA
FREO235752-18.1	226 SE 2ND TER	NON-APPARENT HOA
FREO235927-18.1	4413 SW 15TH AVE	NON-APPARENT HOA
FREO235962-18.1	808 SW 9TH AVE	NON-APPARENT HOA

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FREO236272-18.1	2207 SE 11TH ST	NON-APPARENT HOA
FREO236814-18.1	3422 SE 11TH PL	NON-APPARENT HOA
FREO237027-18.1	3912 SE 13TH AVE	NON-APPARENT HOA
FREO237035-18.1	1301 SW 9TH CT	NON-APPARENT HOA
FREO237314-18.1	1009 NICHOLAS PKWY W	NON-APPARENT HOA
FREO237328-18.1	2108 SW 12TH LN	NON-APPARENT HOA
FREO237482-18.1	920 SE 22ND ST	NON-APPARENT HOA
FREO237484-18.1	3921 SW 20TH PL	NON-APPARENT HOA
FREO237485-18.1	2720 SW 2ND AVE	NON-APPARENT HOA
FREO237760-18.1	4111 COUNTRY CLUB BLVD	NON-APPARENT HOA
FREO233487-18.1	777 ARUNDEL CIR	NON-APPARENT HOA
FREO233197-18.1	18507 EASTSHORE DR	NON-APPARENT HOA
FREO233966-18.1	4212 1ST AVE NE	NON-APPARENT HOA
FREO232631-18.1	1404 14TH ST W	NON-APPARENT HOA
FREO231379-18.1	8564 CEDAR COVE DR	NON-APPARENT HOA
FREO218712-18.1	3119 TCU BLVD	NON-APPARENT HOA
FREO218713-18.1	9524 BUXTON CT	NON-APPARENT HOA
FREO219002-18.1	8612 VILLA NOVA ST	NON-APPARENT HOA
FREO230302-18.1	12525 IDAHO WOODS LN	NON-APPARENT HOA
FREO230386-18.1	825 VIRGINIA WOODS LN	NON-APPARENT HOA
FREO230841-18.1	10041 CYPRESS MEADOWS LN	NON-APPARENT HOA
FREO231519-18.1	2502 TANDORI CIR	NON-APPARENT HOA
FREO232235-18.1	490 CHICAGO WOODS CIR	NON-APPARENT HOA
FREO234324-18.1	4511 WYNDCLIFF CIR	NON-APPARENT HOA
FREO234686-18.1	307 HOUSTON WOODS CT	NON-APPARENT HOA
FREO231293-18.1	692 FLORAL DR	NON-APPARENT HOA
FREO197387-18.1	5113 GARDENDALE LN	NON-APPARENT HOA
FREO233550-18.1	4531 COUNTY BREEZE DR	NON-APPARENT HOA
FREO235673-18.1	7916 EDINBURGH DR	NON-APPARENT HOA
FREO196380-18.1	30703 TREMONT DR	NON-APPARENT HOA

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FREO232139-18.1	1202 BIG SKY DR	NON-APPARENT HOA
FREO174843-18.1	346 LAKE DAISY CIR	NON-APPARENT HOA
FREO231247-18.1	58 LAKE DAISY BLVD	NON-APPARENT HOA
FREO232730-18.1	101 MOUND ST	NON-APPARENT HOA
FREO233496-18.1	1630 GRANGE CIR	NON-APPARENT HOA
FREO235284-18.1	1317 PARADISE LN	NON-APPARENT HOA
FREO234567-18.1	3670 INDIAN PRINCESS RD	NON-APPARENT HOA
FREO218431-18.1	437 CAMELLA CIR	NON-APPARENT HOA
FREO232987-18.1	117 DAISY CIRCLE	NON-APPARENT HOA
FREO235449-18.1	448 CAMELLA CIR	NON-APPARENT HOA
FREO217863-18.1	705 JOHNSON CT	NON-APPARENT HOA
FREO232957-18.1	102 MAGAZINE STREET	NON-APPARENT HOA
FREO232729-18.1	2922 EDGEFIELD CT SW	NON-APPARENT HOA
FREO232841-18.1	6874 MAPLE LOG PLACE	NON-APPARENT HOA
FREO235325-18.1	334 PRESCOTT CT	NON-APPARENT HOA
FREO229724-18.1	255 PEBBLE CREEK DRIVE	NON-APPARENT HOA
FREO229750-18.1	420 BELL FLOWER TRL	NON-APPARENT HOA
FREO230756-18.1	105 STONEY BROOK WAY	NON-APPARENT HOA
FREO230190-18.1	214 BETHANY MANOR COURT	NON-APPARENT HOA
FREO230433-18.1	234 BETHANY MANOR COURT	NON-APPARENT HOA
FREO234969-18.1	121 BETHANY MANOR DR	NON-APPARENT HOA
FREO233852-18.1	4667 WHITESAND WAY NW	NON-APPARENT HOA
FREO234891-18.1	1630 CARRIE SPGS NW	NON-APPARENT HOA
FREO235938-18.1	1749 GRAYWOOD DR SE	NON-APPARENT HOA
FREO196292-18.1	3387 CIDER MILL CT SW	NON-APPARENT HOA
FREO219275-18.1	2167 COTTAGE CT SW	NON-APPARENT HOA
FREO230308-18.1	3914 HADLEY FARM DRIVE	NON-APPARENT HOA
FREO218315-18.1	3420 N COOK RD	NON-APPARENT HOA
FREO233017-18.1	2752 SANIBEL LANE SE	NON-APPARENT HOA
FREO248661-18.1	840 TERRACE MILL DRIVE	NON-APPARENT HOA

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FREO235955-18.1	522 SHOAL CIR	NON-APPARENT HOA
FREO230943-18.1	3957 ROCK HOLLOW DRIVE	NON-APPARENT HOA
FREO231172-18.1	1793 INLET COVE TERRACE	NON-APPARENT HOA
FREO233658-18.1	762 KINGSTON CIR	NON-APPARENT HOA
FREO229889-18.1	5726 SPARROW RUN	NON-APPARENT HOA
FREO229704-18.1	8935 W SWEET FLAG	NON-APPARENT HOA
FREO229824-18.1	1876 WINNERS CIR S	NON-APPARENT HOA
FREO229939-18.1	1640 SADDLE LANE	NON-APPARENT HOA
FREO232817-18.1	4520 BIEMANN VALLEY DR	NON-APPARENT HOA
FREO233758-18.1	7013 SENEY DRIVE	NON-APPARENT HOA
FREO233981-18.1	2424 TORRINGTON LN	NON-APPARENT HOA
FREO234532-18.1	6917 LOWEN RD	NON-APPARENT HOA
FREO236054-18.1	2019 TERESA JILL DR	NON-APPARENT HOA
FREO236849-18.1	9508 DALPHON JONES DR	NON-APPARENT HOA
FREO232793-18.1	10327 CONISTAN PLACE	NON-APPARENT HOA
FREO217769-18.1	2558 PADDLE PL NW	NON-APPARENT HOA
FREO233416-18.1	5859 MISTY FOREST PLACE NW	NON-APPARENT HOA
FREO235419-18.1	327 NIXON RD	NON-APPARENT HOA
FREO234084-18.1	1120 BLACK DIAMOND DR	NON-APPARENT HOA
FREO233024-18.1	102 WESTWOOD PL	NON-APPARENT HOA
FREO229954-18.1	262 VICTOR COURT	NON-APPARENT HOA
FREO218423-18.1	6040 VECKMAN COURT	NON-APPARENT HOA
FREO219212-18.1	7722 KONSLER DRIVE	NON-APPARENT HOA
FREO219320-18.1	8408 CONNER RIDGE LN	NON-APPARENT HOA
FREO230614-18.1	6525 NEVIN GLEN DRIVE	NON-APPARENT HOA
FREO185689-18.1	4204 RUNAWAY CIR	NON-APPARENT HOA
FREO231034-18.1	809 FIELDRIDGE COURT	NON-APPARENT HOA
FREO232816-18.1	216 BER CREEK DR	NON-APPARENT HOA
FREO233362-18.1	75 WOOD GREEN PLACE	NON-APPARENT HOA
FREO235414-18.1	715 CHIMNEY ROCK DR	NON-APPARENT HOA

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FREO237537-18.1	850 BUTCH CASSIDY LN	NON-APPARENT HOA
FREO233911-18.1	3940 CAMRYN HOLLY ST	NON-APPARENT HOA
FREO235384-18.1	3456 WHITE MOUNTAIN ST	NON-APPARENT HOA
FREO235792-18.1	8124 JAMES GRAYSON DR	NON-APPARENT HOA
FREO234204-18.1	5429 ROYAL YACHT WAY	NON-APPARENT HOA
FREO235194-18.1	4516 POSSUM BERRY LN	NON-APPARENT HOA
FREO248108-18.1	5219 COLEMAN ST	NON-APPARENT HOA
FREO232902-18.1	1207 WOODS EDGE DR	NON-APPARENT HOA
FREO232970-18.1	1502 HUDDERSFIELD DR	NON-APPARENT HOA
FREO233865-18.1	239 HERITAGE CIR E	NON-APPARENT HOA
FREO233867-18.1	209 SAINT MARTINS LN	NON-APPARENT HOA
FREO233897-18.1	628 BIG HURRICANE DR	NON-APPARENT HOA
FREO233919-18.1	8244 WEATHERWOOD CV	NON-APPARENT HOA
FREO233271-18.1	730 GENERAL BARKSDALE DR	NON-APPARENT HOA
FREO232608-18.1	1406 SYCAMORE DR	NON-APPARENT HOA
FREO235355-18.1	601 NIAGRA LN	NON-APPARENT HOA
FREO235865-18.1	2744 SHADY WELL LN	NON-APPARENT HOA
FREO236647-18.1	626 DUCK CALL CV	NON-APPARENT HOA
FREO234636-18.1	3049 BRANTLEY DR	NON-APPARENT HOA
FREO234546-18.1	3209 DOCKSIDE DR (2)	NON-APPARENT HOA
FREO234270-18.1	5005 PELICAN CT	NON-APPARENT HOA
FREO237718-18.1	1216 LARZELERE LN	NON-APPARENT HOA
FREO218899-18.1	365 CHIPPEN CT	NON-APPARENT HOA
FREO230384-18.1	212 TITANS CIR (2)	NON-APPARENT HOA
FREO174804-18.1	5212 SUMMER WIND LN	NON-APPARENT HOA
FREO234809-18.1	4130 GOLF VIEW CV	NON-APPARENT HOA
FREO230341-18.1	9279 MORNING PARK DR	NON-APPARENT HOA
FREO231338-18.1	8676 N TROPICANA DR	NON-APPARENT HOA
FREO231339-18.1	8289 CRIMSON CREEK DR	NON-APPARENT HOA
FREO232004-18.1	2668 S CROSS VINE CV	NON-APPARENT HOA

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FREO234832-18.1	2920 BRAGG CT	NON-APPARENT HOA
FREO218962-18.1	1609 SOULSHINE PL	NON-APPARENT HOA
FREO230605-18.1	4480 WINTON DR	NON-APPARENT HOA
FREO234526-18.1	2707 NUGGET CT	NON-APPARENT HOA
FREO234213-18.1	6491 DAYBREAK DR	NON-APPARENT HOA
FREO234272-18.1	1819 HOLTS CT	NON-APPARENT HOA
FREO234316-18.1	1425 CLEMENTE WAY	NON-APPARENT HOA
FREO234361-18.1	920 SEVEN OAKS BLVD	NON-APPARENT HOA
FREO234468-18.1	1229 SHANNON LN	NON-APPARENT HOA
FREO234558-18.1	426 SHAMROCK DR	NON-APPARENT HOA
FREO234617-18.1	328 SLIPPERY ROCK DR	NON-APPARENT HOA
FREO234621-18.1	2814 MEADOWHILL DR	NON-APPARENT HOA
FREO234654-18.1	3612 STEVENS BEND DR	NON-APPARENT HOA
FREO234658-18.1	1528 PASSAGE DR	NON-APPARENT HOA
FREO234921-18.1	102 VERA JEAN CT	NON-APPARENT HOA
FREO234927-18.1	512 DUNHILL CT	NON-APPARENT HOA
FREO234971-18.1	3426 LESLIE LN	NON-APPARENT HOA
FREO235034-18.1	1719 JIMMY CV	NON-APPARENT HOA
FREO235155-18.1	9003 CALLAN CT	NON-APPARENT HOA
FREO235281-18.1	1137 SILVERADO WAY	NON-APPARENT HOA
FREO235237-18.1	5078 MABRY LN	NON-APPARENT HOA
FREO247917-18.1	1054 GRAYSTONE DR	NON-APPARENT HOA
FREO233052-18.1	23115 SANDPIPER TRL	NON-APPARENT HOA
FREO233466-18.1	1356 ILLINOIS AVE	NON-APPARENT HOA
FREO236921-18.1	1322 MISTY MEADOWS DR	NON-APPARENT HOA
FREO236969-18.1	1553 SEABREEZE DR	NON-APPARENT HOA
FREO231672-18.1	2610 EAGLE NEST LANE	NON-APPARENT HOA
FREO231729-18.1	6001 FARMINGDALE DRIVE	NON-APPARENT HOA
FREO231735-18.1	818 TREVOR WAY	NON-APPARENT HOA
FREO231763-18.1	8209 YACHT CLUB DR	NON-APPARENT HOA

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FREO231823-18.1	3974 COLORADO SPRINGS DR	NON-APPARENT HOA
FREO231890-18.1	1954 SWORD FISH DR	NON-APPARENT HOA
FREO231988-18.1	7209 LINDENTREE LN	NON-APPARENT HOA
FREO232155-18.1	27 ORCHID GROVE PL	NON-APPARENT HOA
FREO232183-18.1	7812 BURGUNDY DR	NON-APPARENT HOA
FREO232431-18.1	608 WHISPERING TRAIL	NON-APPARENT HOA
FREO235897-18.1	9613 LINTON DRIVE	NON-APPARENT HOA
FREO236188-18.1	216 MESA WOOD DR	NON-APPARENT HOA
FREO196230-18.1	1345 JASMINE DR	NON-APPARENT HOA
FREO196463-18.1	2213 TRINITY SPRINGS DR	NON-APPARENT HOA
FREO217778-18.1	319 MOSS HILL DR	NON-APPARENT HOA
FREO217892-18.1	7529 ASHWOOD CIR	NON-APPARENT HOA
FREO218402-18.1	1518 STRATFORD DRIVE (2)	NON-APPARENT HOA
FREO218468-18.1	8416 PRAIRIE ROSE LN	NON-APPARENT HOA
FREO218820-18.1	425 MURPHY RD	NON-APPARENT HOA
FREO219440-18.1	1709 CREEKPOINT DRIVE	NON-APPARENT HOA
FREO235137-18.1	2424 BUFFALO RUN	NON-APPARENT HOA
FREO237369-18.1	709 GILLON DR	NON-APPARENT HOA

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